Divestitures (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from the sale of a portion of the Health & Civil business										$ 34,000	$ 3,000	$ 3,000	$ 171,288	$ 1,707
Revenues												0	200,516	729,313
(Loss) income from discontinued operations, before taxes												(1,527)	19,376	39,830
Tax benefit (expense)												560	(9,147)	(9,779)
Net (loss) income from discontinued operations												(967)	10,229	30,051
(Loss) gain on disposition												(910)	55,148	0
Tax expense												0	(777)	0
(Loss) gain on disposition, net of taxes												(910)	54,371	0
(Loss) income from discontinued operations, net of taxes	$ 0	$ (166)	$ (288)	$ 0	$ (1,423)	$ (783)	$ (857)	$ 63,226	$ 3,014	$ 0	$ (1,423)	$ (1,877)	$ 64,600	$ 30,051
NPS Applied Technology Division
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from the sale of a portion of the Health & Civil business								177,984
Working capital adjustment receivable								6,212
Gain (loss) on divestiture of business								55,148
Transaction costs								$ 5,474